UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2020

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Income & Opportunity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, David Lerner Associates Inc. or from your respective Fund(s). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your Fund(s) electronically by contacting your investment counselor at David Lerner Associates Inc. or, if you hold your shares directly through the Fund(s), by calling Shareholder Services at (800) 452-4892.

You may elect to receive all future reports in paper free of charge. You can inform your respective Fund(s) that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this document or by contacting your investment counselor at David Lerner Associates Inc. If you hold your shares directly through the Fund(s), you may call Shareholder Services at (800) 452-4892. Your election to receive reports in paper will apply to all funds held within the fund family.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2020
Specialized (REITs)	31.38%	$24,444,720
Residential (REITs)	22.26%	17,346,707
Industrial (REITs)	21.28%	16,584,972
Office (REITs)	7.08%	5,519,388
Retail (REITs)	5.15%	4,015,025
Health Care (REITs)	2.86%	2,231,248
Diversified (REITs)	2.41%	1,881,021
Mortgage (REITs)	2.16%	1,686,145
Hotel & Resort (REITs)	2.01%	1,567,456
Energy	1.61%	1,256,310
Money Market	1.35%	1,049,505
Municipal Bonds	0.26%	204,298
Financials	0.13%	97,722
Utilities	0.06%	50,100
Total Investments	100.00%	$77,934,617

Average Annual Returns (Unaudited) For the periods ended June 30, 2020
	Six Months	1 Year	5 Year	10 Year	Expense Ratios(4)
Class A Shares - with load	(18.19)%	(12.19)%	2.70%	7.61%	1.54%
Class A Shares - no load	(13.67)%	(7.33)%	3.81%	8.20%	1.54%
Class C Shares - with load[1]	(14.83)%	(8.78)%	3.08%	7.45%	2.24%
Class C Shares - no load[1]	(14.01)%	(7.92)%	3.08%	7.45%	2.24%
Institutional Class Shares[2]	(13.55)%	(7.05)%	4.12%	8.53%	1.24%
MSCI US REIT Index[3]	(18.45)%	(12.86)%	4.08%	9.06%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.
[3]

The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

PERFORMANCE UPDATE (UNAUDITED) (CONT.)

[4]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2020. Additional information pertaining to the Fund’s expense ratios as of June 30, 2020, can be found in the financial highlights.

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.85 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2020
Information Technology	35.99%	$40,687,592
Health Care	13.65%	15,431,889
Industrials	8.23%	9,309,125
Financials	8.13%	9,193,928
Communication Services	7.55%	8,541,325
Consumer Discretionary	7.35%	8,312,320
Consumer Staples	6.53%	7,383,011
Real Estate	6.13%	6,929,864
Energy	2.44%	2,758,224
Utilities	2.23%	2,517,453
Materials	0.93%	1,056,406
Money Market	0.84%	945,999
Total Investments	100.00%	$113,067,136

Average Annual Returns (Unaudited) For the periods ended June 30, 2020
	Six Months	1 Year	5 Year	10 Year	Expense Ratios(4)
Class A Shares - with load	(9.42)%	(0.17)%	6.45%	10.20%	1.52%
Class A Shares - no load	(4.39)%	5.37%	7.60%	10.79%	1.52%
Class C Shares - with load[1]	(5.62)%	3.68%	6.82%	10.00%	2.22%
Class C Shares - no load[1]	(4.69)%	4.67%	6.82%	10.00%	2.22%
Institutional Class Shares[2]	(4.21)%	5.73%	7.94%	11.13%	1.22%
S&P 500 Index[3]	(3.08)%	7.51%	10.73%	13.99%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.
[3]

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2020. Additional information pertaining to the Fund’s expense ratios as of June 30, 2020, can be found in the financial highlights.

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND

PERFORMANCE UPDATE (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $1.40 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2020

New York	22.56%	$15,205,674
Connecticut	10.84%	7,311,428
Florida	8.56%	5,774,327
Texas	6.22%	4,193,987
New Jersey	6.17%	4,154,628
Michigan	4.43%	2,984,771
Pennsylvania	3.96%	2,668,251
Money Market	3.71%	2,500,772
California	3.67%	2,469,879
Massachusetts	3.39%	2,282,462
Indiana	3.10%	2,090,800
Georgia	2.53%	1,701,938
District of Columbia	1.66%	1,119,949
Washington	1.54%	1,037,980
Maine	1.51%	1,014,903
Missouri	1.31%	880,306
New Mexico	1.29%	870,094
Nevada	1.24%	835,990
Rhode Island	1.22%	820,327
Louisiana	0.94%	631,738
Arizona	0.92%	622,765
Puerto Rico	0.84%	565,196
Alaska	0.76%	$510,100
Wyoming	0.76%	509,619
Illinois	0.70%	470,652
Tennessee	0.63%	422,378
South Dakota	0.63%	422,373
Maryland	0.52%	352,476
Kentucky	0.49%	327,509
Utah	0.46%	311,530
Iowa	0.46%	310,640
Virginia	0.42%	284,390
Nebraska	0.40%	267,528
Oklahoma	0.39%	262,145
Vermont	0.37%	252,472
Ohio	0.37%	250,000
North Carolina	0.34%	227,815
Oregon	0.21%	138,741
North Dakota	0.16%	107,873
Virgin Islands	0.14%	95,485
Wisconsin	0.12%	80,219
Hawaii	0.06%	40,000
Total Investments	100.00%	$67,382,110

5

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

PERFORMANCE UPDATE (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited) For the periods ended June 30, 2020
					Expense Ratios(4)
	Six Months	1 Year	5 Year	10 Year	Gross	With Applicable Waivers
Class A Shares - with load	(3.23)%	(1.75)%	2.33%	3.21%	1.13%	0.92%
Class A Shares - no load	1.58%	3.14%	3.33%	3.71%	1.13%	0.92%
Class C Shares - with load[1]	0.16%	1.28%	2.40%	2.80%	1.98%	1.77%
Class C Shares - no load[1]	1.16%	2.28%	2.40%	2.80%	1.98%	1.77%
Institutional Class Shares[2]	1.66%	3.30%	3.49%	3.86%	0.98%	0.77%
Bloomberg Barclays Municipal Bond Index[3]	2.08%	4.45%	3.93%	4.22%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.
[3]

The Bloomberg Barclays Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2020. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90%, 1.75% and 0.75% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2021. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2020, can be found in the financial highlights.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2020
Municipal Bonds	62.35%	$81,394,942
Preferred Stocks	14.33%	18,705,797
Corporate Bonds	8.26%	10,788,525
Common Stocks	12.24%	15,978,580
Collateralized Mortgage Obligations	0.11%	142,686
Money Market	2.71%	3,543,246
Total Investments	100.00%	$130,553,776

Average Annual Returns (Unaudited) For the periods ended June 30, 2020
					Expense Ratios(4)
	Six Months	1 Year	5 Year	10 Year	Gross	With Applicable Waivers
Class A Shares - with load	(5.43)%	(2.48)%	3.51%	5.25%	1.14%	1.11%
Class A Shares - no load	(0.70)%	2.36%	4.52%	5.76%	1.14%	1.11%
Class C Shares - with load[1]	(2.11)%	0.54%	3.70%	4.97%	1.89%	1.86%
Class C Shares - no load[1]	(1.14)%	1.52%	3.70%	4.97%	1.89%	1.86%
Institutional Class Shares[2]	(0.61)%	2.58%	4.77%	6.02%	0.89%	0.86%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	6.14%	8.74%	4.30%	3.82%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.
[3]

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2020. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10%, 1.85% and 0.85% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2021. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2020, can be found in the financial highlights.

7

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2020
Municipal Bonds	46.49%	$10,921,302
Common Stocks	29.95%	7,036,790
Preferred Stocks	9.01%	2,116,611
Money Market Funds	6.94%	1,631,647
U.S. Government & Agency Obligations	5.30%	1,245,485
Corporate Bonds	2.31%	542,963
Total Investments	100.00%	$23,494,798

Average Annual Returns (Unaudited) For the periods ended June 30, 2020
					Expense Ratios(4)
	Six Months	1 Year	5 Year	Since Inception (July 8, 2013)	Gross	With Applicable Waivers
Class A Shares - with load	(3.86)%	(1.45)%	3.19%	3.38%	1.43%	1.26%
Class A Shares - no load	0.93%	3.43%	4.20%	4.11%	1.43%	1.26%
Class C Shares - with load[1]	(0.39)%	1.75%	3.34%	3.27%	2.18%	2.01%
Class C Shares - no load[1]	0.59%	2.73%	3.34%	3.27%	2.18%	2.01%
Institutional Class Shares[2]	1.05%	3.68%	4.46%	4.37%	1.18%	1.01%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	6.14%	8.74%	4.30%	4.06%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.
[3]

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2020. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.25%, 2.00% and 1.00% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2021. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2020, can be found in the financial highlights.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

PERFORMANCE UPDATE (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.60 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

9

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks 96.53%

Diversified REITs 2.42%
American Assets Trust, Inc.	3,900	$108,576
Lexington Realty Trust	2,700	28,485
STORE Capital Corporation	2,000	47,620
VEREIT, Inc.	5,000	32,150
WP Carey, Inc.	24,600	1,664,190
		1,881,021
Energy 1.62%
Enterprise Products Partners LP	39,677	720,931
Kinder Morgan, Inc.	500	7,585
Magellan Midstream Partners LP	6,450	278,447
Phillips 66	1,750	125,825
Valero Energy Corporation	2,100	123,522
		1,256,310
Financials 0.00%
Ashford, Inc.(a)	81	822

Health Care REITs 2.87%
Global Medical REIT, Inc.	15,000	169,950
Healthcare Trust of America, Inc., Class A	5,000	132,600
Healthpeak Properties, Inc.	25,018	689,496
Omega Healthcare Investors, Inc.	1,000	29,730
Ventas, Inc.	8,050	294,791
Welltower, Inc.	17,675	914,681
		2,231,248
Hotel & Resort REITs 1.66%
Apple Hospitality REIT, Inc.	38,910	375,871
DiamondRock Hospitality Company	34,847	192,704
Pebblebrook Hotel Trust	33,081	451,886
RLJ Lodging Trust	22,634	213,665
Summit Hotel Properties, Inc.(a)	9,500	56,335
		1,290,461
Industrial REITs 21.36%
Americold Realty Trust	46,050	1,671,615
Duke Realty Corporation	3,750	132,713
Innovative Industrial Properties, Inc.	19,200	1,689,984
Prologis, Inc.	98,570	9,199,538
STAG Industrial, Inc.	50,350	1,476,262
Terreno Realty Corporation	45,875	2,414,860
		16,584,972
Mortgage REITs 2.17%
Blackstone Mortgage Trust, Inc., Class A	25,700	619,113
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,017	512,764
Starwood Property Trust, Inc.	37,050	554,268
		1,686,145
Office REITs 7.04%
Alexandria Real Estate Equities, Inc.	12,400	2,011,900
Boston Properties, Inc.	12,665	1,144,663

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Office REITs (cont.)
City Office REIT, Inc.	71,808	$722,388
Hudson Pacific Properties, Inc.	37,100	933,436
Kilroy Realty Corporation	11,115	652,451
		5,464,838
Residential REITs 22.19%
Apartment Investment & Management Company, Class A	32,050	1,206,362
AvalonBay Communities, Inc.	11,690	1,807,742
Camden Property Trust	15,150	1,381,983
Equity LifeStyle Properties, Inc.	39,600	2,474,208
Equity Residential	32,715	1,924,296
Essex Property Trust, Inc.	7,536	1,727,025
Invitation Homes, Inc.	3,500	96,355
Mid-America Apartment Communities, Inc.	12,522	1,435,898
Sun Communities, Inc.	26,850	3,643,008
UDR, Inc.	41,000	1,532,580
		17,229,457
Retail REITs 4.50%
Brixmor Property Group, Inc.	29,675	380,433
Federal Realty Investment Trust	6,775	577,298
Kimco Realty Corporation	28,069	360,406
National Retail Properties, Inc.	5,500	195,140
Realty Income Corporation	23,430	1,394,085
Regency Centers Corporation	10,700	491,023
Simon Property Group, Inc.	1,400	95,732
Spirit MTA REIT	1,140	858
		3,494,975
Specialized REITs 30.70%
American Tower Corporation	2,950	762,693
CoreSite Realty Corporation	28,675	3,471,396
Crown Castle International Corporation	5,150	861,852
CubeSmart	16,750	452,082
CyrusOne, Inc.	40,450	2,942,738
Digital Realty Trust, Inc.	37,181	5,283,792
Equinix, Inc.	5,425	3,809,978
Extra Space Storage, Inc.	11,095	1,024,845
Gaming and Leisure Properties, Inc.	1,000	34,600
Life Storage, Inc.	11,300	1,072,935
QTS Realty Trust, Inc., Class A	64,250	4,117,782
Weyerhaeuser Company	500	11,230
		23,845,923
Total Common Stocks
(Cost $50,318,164)		74,966,172

Preferred Stocks 2.21%

Financial Exchanges & Data 0.13%
Arch Capital Group Ltd., Series E, 5.25%	2,000	47,920
Arch Capital Group Ltd., Series F, 5.45%	2,000	48,980
		96,900

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Hotel & Resort REITs 0.35%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	$45,300
Hersha Hospitality Trust, Series D, 6.50%	5,000	56,750
Hersha Hospitality Trust, Series E, 6.50%	5,000	57,200
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	46,325
Sotherly Hotels, Inc., Series B, 8.00%	6,000	53,700
Sotherly Hotels, Inc., Series C, 7.88%	2,000	17,720
		276,995
Office REITs 0.07%
Vornado Realty Trust, Series M, 5.25%	2,500	54,550

Residential REITs 0.15%
American Homes 4 Rent, Series G, 5.88%	2,000	50,200
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	67,050
		117,250
Retail REITs 0.68%
Federal Realty Investment Trust, Series C, 5.00%	6,500	159,900
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	97,800
National Retail Properties, Inc., Series F, 5.20%	11,000	262,350
		520,050
Specialized REITs 0.77%
Digital Realty Trust, Inc., Series I, 6.35%	13,518	339,437
Digital Realty Trust, Inc., Series J, 5.25%	4,000	101,280
Public Storage, Series K, 4.75%	2,000	50,400
QTS Realty Trust, Inc., 7.13%	4,000	107,680
		598,797
Water Utilities 0.06%
Entergy Louisiana LLC, 4.88%	2,000	50,100

Total Preferred Stocks
(Cost $2,082,618)		1,714,642

	Principal Amount
Municipal Bonds 0.26%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	204,298

Total Municipal Bonds
(Cost $163,090)		204,298

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Money Market Funds 1.35%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.05%(b)	1,049,505	$1,049,505

Total Money Market Funds
(Cost $1,049,505)		1,049,505

Total Investments — 100.35%
(Cost $53,613,377)		77,934,617
Liabilities in Excess of Other Assets — (0.35)%		(272,751)
NET ASSETS — 100.00%		$77,661,866

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks 98.03%

Communication Services 7.35%
Alphabet, Inc., Class A(a)	1,620	$2,297,241
AT&T, Inc.	15,400	465,542
Comcast Corporation, Class A	30,000	1,169,400
Netflix, Inc.(a)	1,550	705,312
Verizon Communications, Inc.	28,540	1,573,410
Walt Disney Company (The)	18,450	2,057,360
		8,268,265
Consumer Discretionary 7.39%
Amazon.com, Inc.(a)	505	1,393,204
D.R. Horton, Inc.	7,550	418,648
Garmin Ltd.	950	92,625
Home Depot, Inc. (The)	12,038	3,015,639
Lennar Corporation, Class A	2,150	132,483
McDonald’s Corporation	6,680	1,232,260
NIKE, Inc., Class B	1,000	98,050
Ross Stores, Inc.	2,000	170,480
Target Corporation	12,980	1,556,691
TJX Companies, Inc. (The)	4,000	202,240
		8,312,320
Consumer Staples 6.57%
Altria Group, Inc.	10,750	421,937
Clorox Company (The)	950	208,401
Coca-Cola Company (The)	12,900	576,372
Colgate-Palmolive Company	2,500	183,150
Conagra Brands, Inc.	7,100	249,707
Constellation Brands, Inc., Class A	150	26,242
Costco Wholesale Corporation	5,151	1,561,835
Kroger Company (The)	9,000	304,650
Lamb Weston Holdings, Inc.	4,800	306,864
PepsiCo, Inc.	2,400	317,424
Philip Morris International, Inc.	7,350	514,941
Procter & Gamble Company (The)	6,715	802,913
Walmart, Inc.	15,934	1,908,575
		7,383,011
Energy 2.45%
Chevron Corporation	8,260	737,040
ConocoPhillips	9,300	390,786
EOG Resources, Inc.	7,700	390,082
Exxon Mobil Corporation	7,100	317,512
Kinder Morgan, Inc.	7,750	117,567
Phillips 66	500	35,950
TC Energy Corporation	1,000	42,860
Valero Energy Corporation	12,350	726,427
		2,758,224
Financials 7.14%
American Express Company	10,950	1,042,440
Bank of America Corporation	29,600	703,000
BankUnited, Inc.	13,350	270,338
Berkshire Hathaway, Inc., Class B(a)	720	128,527
Blackstone Group, Inc. (The), Class A	16,700	946,222

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Financials (cont.)
Carlyle Group, Inc. (The)	8,050	$224,595
Citigroup, Inc.	14,200	725,620
CME Group, Inc.	1,404	228,206
Goldman Sachs Group, Inc. (The)	2,815	556,300
Huntington Bancshares, Inc.	26,750	241,686
JPMorgan Chase & Company	17,792	1,673,516
KeyCorp	2,575	31,363
Lazard Ltd., Class A	1,175	33,640
M&T Bank Corporation	2,200	228,734
Signature Bank	1,900	203,148
SVB Financial Group(a)	2,673	576,112
U.S. Bancorp	5,775	212,636
		8,026,083
Health Care 13.73%
Abbott Laboratories	3,100	283,433
AbbVie, Inc.	18,957	1,861,198
Amgen, Inc.	3,850	908,061
Bristol-Myers Squibb Company	17,250	1,014,300
Centene Corporation(a)	12,700	807,085
CVS Health Corporation	7,611	494,487
Edwards LifeSciences Corporation(a)	3,000	207,330
Gilead Sciences, Inc.	12,450	957,903
Humana, Inc.	2,800	1,085,700
Johnson & Johnson	4,797	674,602
McKesson Corporation	2,250	345,195
Medtronic plc	7,469	684,907
Merck & Company, Inc.	17,200	1,330,076
Pfizer, Inc.	9,150	299,205
Quest Diagnostics, Inc.	4,500	512,820
Thermo Fisher Scientific, Inc.	2,900	1,050,786
UnitedHealth Group, Inc.	5,650	1,666,468
Vertex Pharmaceuticals, Inc.(a)	4,300	1,248,333
		15,431,889
Industrials 8.24%
3M Company	1,790	279,222
Boeing Company (The)	3,405	624,137
Caterpillar, Inc.	10,225	1,293,463
CSX Corporation	20,325	1,417,465
Cummins, Inc.	3,300	571,758
Deere & Company	4,700	738,605
FedEx Corporation	6,900	967,518
Honeywell International, Inc.	7,050	1,019,360
Johnson Controls International plc	8,253	281,757
Masco Corporation	11,500	577,415
Raytheon Technologies Corporation	4,100	252,642
Waste Connections, Inc.	13,175	1,235,683
		9,259,025
Information Technology 36.09%
Accenture plc, Class A	5,600	1,202,432
Adobe, Inc.(a)	3,850	1,675,944
Advanced Micro Devices, Inc.(a)	2,000	105,220

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Information Technology (cont.)
Apple, Inc.	18,583	$6,779,078
Applied Materials, Inc.	17,970	1,086,287
Box, Inc., Class A(a)	7,200	149,472
Cisco Systems, Inc.	42,900	2,000,856
Cognizant Technology Solutions Corporation, Class A	6,150	349,443
Corning, Inc.	14,000	362,600
Dell Technologies, Inc., Class C(a)	1,624	89,223
Fiserv, Inc.(a)	1,950	190,359
Hewlett Packard Enterprise Company	8,900	86,597
HP, Inc.	26,000	453,180
Intel Corporation	12,890	771,209
International Business Machines Corporation	3,368	406,753
Mastercard, Inc., Class A	6,500	1,922,050
Microchip Technology, Inc.	2,975	313,297
Microsoft Corporation	33,514	6,820,434
NetApp, Inc.	5,600	248,472
NortonLifeLock, Inc.	26,200	519,546
NVIDIA Corporation	9,923	3,769,847
Oracle Corporation	33,875	1,872,271
Paychex, Inc.	8,850	670,387
PayPal Holdings, Inc.(a)	350	60,980
Perspecta, Inc.	764	17,748
QUALCOMM, Inc.	8,320	758,867
Texas Instruments, Inc.	15,025	1,907,724
Visa, Inc., Class A	18,050	3,486,719
Workday, Inc., Class A(a)	13,380	2,506,877
		40,583,872
Materials 0.94%
CF Industries Holdings, Inc.	7,700	216,678
Corteva, Inc.	7,233	193,772
Dow, Inc.	6,083	247,943
DuPont de Nemours, Inc.	6,894	366,278
International Paper Company	500	17,605
WestRock Company	500	14,130
		1,056,406
Real Estate Investment Trusts (REITs) 5.89%
Alexandria Real Estate Equities, Inc.	2,200	356,950
American Tower Corporation	1,450	374,883
CoreSite Realty Corporation	550	66,583
Crown Castle International Corporation	3,350	560,623
CyrusOne, Inc.	12,150	883,912
Digital Realty Trust, Inc.	2,800	397,908
Equinix, Inc.	1,850	1,299,255
Prologis, Inc.	8,800	821,304
QTS Realty Trust, Inc., Class A	14,100	903,669
Realty Income Corporation	3,550	211,225
Sun Communities, Inc.	4,100	556,288
Terreno Realty Corporation	3,600	189,504
		6,622,104
Utilities 2.24%
AES Corporation	4,000	57,960

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Utilities (cont.)
American Electric Power Company, Inc.	1,850	$147,334
Brookfield Renewable Partners, LP	1,500	71,850
Edison International	1,100	59,741
Eversource Energy	250	20,818
NextEra Energy, Inc.	6,000	1,441,020
WEC Energy Group, Inc.	8,200	718,730
		2,517,453
Total Common Stocks
(Cost $66,106,078)		110,218,652

Preferred Stocks 1.69%

Communication Services 0.24%
Qwest Corporation, 7.00%	2,500	61,275
Telephone & Data Systems, Inc., 7.00%	4,000	98,320
United States Cellular Corporation, 7.25%	2,500	62,325
United States Cellular Corporation, 7.25%	2,000	51,140
		273,060
Financials 1.05%
American Financial Group, Inc., 6.00%	5,300	133,295
Annaly Capital Management, Inc., Series F, 6.95%	2,000	41,760
Ares Management Corporation, Series A, 7.00%	2,500	63,350
Athene Holding Ltd., Series C, 6.38%	2,000	50,500
Bank of America Corporation, Series EE, 6.00%	2,500	64,600
Bank of America Corporation, Series GG, 6.00%	4,000	109,000
Bank of America Corporation, Series HH, 5.88%	2,000	52,600
Bank of America Corporation, Series LL, 5.00%	2,000	50,520
Charles Schwab Corporation (the), Series C, 6.00%	2,000	50,980
Globe Life, Inc., 6.13%	5,000	127,950
Hancock Holding Company, 5.95%	2,500	63,175
JPMorgan Chase & Company, Series EE, 6.00%	2,000	54,800
KKR & Company LP, Series B, 6.50%	2,000	52,120
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	67,760
Northern Trust Corporation, Series E, 4.70%	1,360	34,435
Prospect Capital Corporation, 6.25%	4,000	98,200
Prudential Financial, Inc., 5.63%	2,000	52,800
		1,167,845
Industrials 0.04%
KeyCorp, Series G, 5.63%	2,000	50,100

Information Technology 0.09%
eBay, Inc., 6.00%	4,000	103,720

Real Estate 0.27%
Digital Realty Trust, Inc., Series L, 5.20%	2,000	50,340
Public Storage, Series I, 4.88%	1,917	48,500
Public Storage, Series K, 4.75%	2,000	50,400
Public Storage, Series L, 4.63%	2,000	50,840
QTS Realty Trust, Inc., 7.13%	4,000	107,680
		307,760
Total Preferred Stocks
(Cost $1,971,184)		1,902,485

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Money Market Funds 0.84%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.05%(b)	945,999	$945,999

Total Money Market Funds
(Cost $945,999)		945,999

Total Investments — 100.56%
(Cost $69,023,261)		113,067,136
Liabilities in Excess of Other Assets — (0.56)%		(624,387)
NET ASSETS — 100.00%		$112,442,749

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 95.30%

Alaska 0.75%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.13%, 12/1/2037	$10,000	$10,000
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	500,100
		510,100
Arizona 0.91%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	622,765

California 3.63%
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	139,300
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	744,762
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	104,126
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	566,015
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	160,672
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	301,845
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	199,269
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	253,890
		2,469,879
Connecticut 10.74%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	258,559
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	265,373
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	215,000	219,511
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	152,548
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	195,000	199,908
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	254,300
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 11/15/2020 @ 100, 4.88%, 11/15/2046	100,000	100,255
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	254,102
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	26,941
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	253,483
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	459,716

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	$500,000	$511,685
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	520,020
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	512,360
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	103,963
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	288,163
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	111,863
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) (OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	254,260
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	100,261
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	101,433
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	281,743
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	490,150
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	608,390
State of Connecticut, General Obligation Unlimited, 5.00%, 6/15/2024	250,000	291,265
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	101,501
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	260,005
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	279,492
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), Callable 2/15/2020 @ 100, 5.00%, 2/15/2028	50,000	50,178
		7,311,428
District of Columbia 1.65%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	343,389
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	293,230
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	301,560
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	181,770
		1,119,949
Florida 8.48%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	164,541
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	105,000	105,000
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	125,000

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Florida (cont.)
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	$1,000,000	$1,164,040
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	160,794
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	250,000	251,307
Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	101,816
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	135,446
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	105,841
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	105,777
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	532,160
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	202,128
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,107
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.88%, 10/1/2037	250,000	250,368
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	116,440
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	35,429
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	336,799
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	400,000	404,908
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	47,310
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,112,220
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	106,896
		5,774,327
Georgia 2.50%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	250,000	250,775
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), 5.50%, 6/15/2036	325,000	326,248
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	543,455
Fulton County Development Authority, Georgia Tech Athletic Association, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	103,749
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	5,000	5,450
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds,, 5.00%, 10/1/2022	145,000	159,976
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	260,237

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Georgia (cont.)
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	$50,000	$52,048
		1,701,938
Hawaii 0.06%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), 5.75%, 7/1/2040	40,000	40,000

Illinois 0.69%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	104,733
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 6.00%, 6/1/2028	250,000	262,995
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	102,924
		470,652
Indiana 3.07%
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,090,800

Iowa 0.46%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	310,640

Kentucky 0.48%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	325,000	327,509

Louisiana 0.93%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	522,320
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	109,418
		631,738
Maine 1.49%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	532,560
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	105,000	110,128
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	105,296
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	103,537
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	103,014
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	60,368
		1,014,903

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Maryland 0.52%
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	$345,000	$352,476

Massachusetts 3.35%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.20%, 1/1/2027	30,000	30,032
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.25%, 1/1/2029	10,000	10,011
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	130,000	130,322
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	606,044
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	273,708
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	235,000	252,733
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	219,040
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	190,000	205,791
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	132,505
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	65,000	65,089
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	60,000	60,077
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 12/1/2020 @ 100, 5.25%, 12/1/2035	175,000	175,462
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	121,648
		2,282,462
Michigan 4.38%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	500,025
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	793,492
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	106,102
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	738,691
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2048	595,000	595,113
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, 6.88%, 6/1/2042	250,000	251,348
		2,984,771
Missouri 1.29%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), 5.88%, 10/1/2036	245,000	245,551
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	531,620

See accompanying notes which are an integral part of these financial statements.

23

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Missouri (cont.)
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	$100,000	$103,135
		880,306
Nebraska 0.39%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, 5.00%, 1/1/2025 prerefunded 1/1/2022 @ 100	155,000	166,020
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	95,000	101,508
		267,528
Nevada 1.23%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2021 @ 100, 5.50%, 6/1/2028	5,000	5,014
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 10/1/2020 @ 100, 4.40%, 4/1/2027	5,000	5,011
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	825,965
		835,990
New Jersey 6.10%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	140,871
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), 5.75%, 11/1/2030	250,000	254,473
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	187,007
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	429,509
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	315,333
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	279,317
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,046
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	211,218
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	65,905
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	185,754
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	529,585
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	153,907
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	156,732
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	224,587
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	218,830
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	268,427
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	258,727

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
New Jersey (cont.)
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	$250,000	$259,400
		4,154,628
New Mexico 1.28%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	537,475
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	145,000	148,781
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	105,000	108,415
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, (OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	75,000	75,423
		870,094
New York 22.33%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	97,941
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	195,128
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,311
Hudson Yards Infrastructure Corporation, Revenue Bonds, Series A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	575,000	625,807
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	296,023
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	58,328
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	290,118
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	297,828
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	148,667
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	112,543
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	305,130
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	105,609
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	256,460
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	252,332
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	264,230
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	273,182
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	163,380
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,503,000
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	145,032
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,021
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	115,029

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2021 @ 100, 6.50%, 1/1/2046	$650,000	$653,120
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	294,250
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	298,352
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	333,297
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	112,206
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2021	100,000	105,033
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	117,952
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	30,046
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	113,902
New York City Water & Sewer System, Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	215,000	227,064
New York City Water & Sewer System, Revenue Bonds, 5.00%, 6/15/2045	35,000	37,399
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	125,803
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	289,363
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	104,924
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,035
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	442,176
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	179,510
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 5.00%, 2/15/2048	500,000	629,610
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 4.00%, 2/15/2047	500,000	574,965
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	305,873
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	161,714
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	41,962
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 11/1/2036	100,000	100,102
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), 5.20%, 5/1/2042	500,000	500,900
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), 4.75%, 5/1/2031	200,000	200,354
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	109,650
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	500,000	619,695
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 4.00%, 8/1/2044	250,000	284,508
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	313,100
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	304,843

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
New York (cont.)
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	$1,000,000	$1,023,860
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	294,687
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	53,010
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	114,096
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	362,622
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	124,592
		15,205,674
North Carolina 0.33%
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	113,776
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	114,039
		227,815
North Dakota 0.16%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	107,873

Ohio 0.37%
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	165,000	165,000
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	85,000	85,000
		250,000
Oklahoma 0.39%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	262,145

Oregon 0.20%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	100,000	100,483
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,258
		138,741
Pennsylvania 3.92%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	574,625
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), 5.25%, 8/1/2026	135,000	135,551
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	101,279
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	100,891
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	96,308
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	106,980
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	230,588

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Pennsylvania (cont.)
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	$125,000	$151,222
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	120,622
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	561,450
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	198,967
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	289,768
		2,668,251
Puerto Rico 0.83%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	102,435
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), 5.00%, 7/1/2031	200,000	200,886
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	261,875
		565,196
Rhode Island 1.21%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	508,535
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	45,000	45,336
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	225,000	230,773
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	35,683
		820,327
South Dakota 0.62%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	264,143
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	158,230
		422,373
Tennessee 0.62%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	113,306
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	200,658
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	108,414
		422,378
Texas 6.16%
City of Houston, TX, Refunding Revenue Bonds, Callable 3/1/2029 @ 100, 4.00%, 3/1/2049	500,000	571,930
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	508,570
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	309,120
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	542,045
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	284,248

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Texas (cont.)
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	$250,000	$258,852
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	145,590
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	260,432
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	252,041
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	224,510
Texas Water Development Board, Revenue Bonds, Callable 10/15/2029 @ 100, 4.00%, 10/15/2037	500,000	610,215
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	226,434
		4,193,987
Utah 0.46%
University of Utah/The, University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	286,002
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,301
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	10,000	10,227
		311,530
Vermont 0.37%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	252,472

Virgin Islands 0.14%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, 5.00%, 10/1/2025	100,000	95,485

Virginia 0.42%
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	284,390

Washington 1.52%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,037,980

Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), 5.63%, 11/1/2035	80,000	80,219

Wyoming 0.75%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 6/1/2024 @ 100, 3.70%, 6/1/2039	485,000	509,619

Total Municipal Bonds
(Cost $61,883,632)		64,881,338

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Money Market Funds 3.67%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.05%(a)	2,500,772	$2,500,772

Total Money Market Funds
(Cost $2,500,772)		2,500,772

Total Investments — 98.97%
(Cost $64,384,404)		67,382,110
Other Assets in Excess of Liabilities — 1.03%		698,324
NET ASSETS — 100.00%		$68,080,434

(a)	Rate disclosed is the seven day effective yield as of June 30, 2020.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks 12.28%

Communication Services 1.22%
AT&T, Inc.	18,000	$544,140
Verizon Communications, Inc.	19,000	1,047,470
		1,591,610
Consumer Staples 0.32%
Philip Morris International, Inc.	6,000	420,360

Energy 5.55%
Chevron Corporation	11,500	1,026,145
Enbridge, Inc.	29,763	905,390
Energy Transfer Equity LP	39,571	281,746
Enterprise Products Partners LP	32,400	588,708
Kinder Morgan, Inc.	40,000	606,800
Magellan Midstream Partners LP	8,700	375,579
MPLX LP	24,269	419,368
Phillips 66	10,000	719,000
Plains All American Pipeline LP	3,200	28,288
Targa Resources Corporation	2,739	54,972
TC Energy Corporation	15,500	664,330
TC PipeLines LP	7,195	223,477
Valero Energy Corporation	11,500	676,430
Williams Companies, Inc. (The)	34,000	646,680
		7,216,913
Financials 1.09%
Blackstone Group, Inc. (The), Class A	4,600	260,636
Blackstone Mortgage Trust, Inc., Class A	11,565	278,601
Citigroup, Inc.	13,500	689,850
JPMorgan Chase & Company	2,000	188,120
		1,417,207
Health Care 0.95%
AbbVie, Inc.	7,000	687,260
Gilead Sciences, Inc.	2,000	153,880
Merck & Company, Inc.	3,000	231,990
Pfizer, Inc.	5,000	163,500
		1,236,630
Real Estate Investment Trusts (REITs) 1.03%
City Office REIT, Inc.	10,000	100,600
DiamondRock Hospitality Company	4,953	27,390
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,792	1,075,560
Spirit MTA REIT	2,000	1,505
Spirit Realty Capital, Inc.	4,000	139,440
		1,344,495

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Utilities 2.12%
Brookfield Renewable Partners, LP	5,000	$239,500
Dominion Energy, Inc.	16,500	1,339,470
Duke Energy Corporation	9,500	758,955
PPL Corporation	16,000	413,440
		2,751,365
Total Common Stocks
(Cost $17,447,159)		15,978,580

Preferred Stocks 14.38%

Financials 7.34%
Allstate Corporation (The), Series I, 4.75%	20,000	502,800
American Financial Group, Inc., 5.13%	15,000	372,150
American Financial Group, Inc., 6.00%	8,700	218,805
American Financial Group, Inc., 5.63%	20,000	527,000
Arch Capital Group Ltd., 5.25%	20,000	479,200
Athene Holding Ltd., Series C, 6.38%	10,000	252,500
Bank of America Corporation, 5.88%	8,000	210,400
Bank of America Corporation, Series LL, 5.00%	20,000	505,200
Bank of New York Mellon Corporation (The), 5.20%	8,700	218,892
First Republic Bank, 5.70%	9,000	227,250
First Republic Bank, Series J, 4.70%	20,000	487,800
Globe Life, Inc., 6.13%	10,000	255,900
Hancock Holding Company, 5.95%	3,700	93,499
JPMorgan Chase & Company, Series EE, 6.00%	20,000	548,000
JPMorgan Chase & Company, Series GG, 4.75%	20,000	501,600
KeyCorp, Series G, 5.63%	15,000	375,750
KKR & Company LP, Series B, 6.50%	10,000	260,600
MetLife, Inc., Series F, 4.75%, B	25,000	614,250
Northern Trust Corporation, Series E, 4.70%	18,640	471,965
PNC Financial Services Group, Inc. (The), 5.38%	4,250	107,142
Prudential Financial, Inc., 5.63%	10,000	264,000
State Street Corporation, 5.35%	1,000	26,200
U.S. Bancorp, Series F, 6.50%	7,300	190,384
W.R. Berkley Corporation, 5.10%	20,000	478,400
Wells Fargo & Company, Series Z, 4.75%	20,000	464,800
Wells Fargo & Company, 5.20%	15,850	394,348
Wells Fargo & Company, 5.70%	20,000	507,600
		9,556,435
Industrials 0.07%
Pitney Bowes, Inc., 6.70%	5,700	86,184

Real Estate 3.94%
Brookfield Property Partners LP, Series A, 5.75%	7,500	124,200
Digital Realty Trust, Inc., 6.35%	25,450	639,050
Diversified Healthcare Trust, 5.63%	26,660	468,683
Federal Realty Investment Trust, 5.00%	7,500	184,500
National Retail Properties, Inc., 5.20%	25,000	596,250
PS Business Parks, Inc., 5.20%	10,000	246,200
PS Business Parks, Inc., 5.20%	4,000	98,960
PS Business Parks, Inc., 5.25%	10,000	247,700

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Real Estate (cont.)
Public Storage, 4.90%	20,000	$499,600
Public Storage, 4.95%	20,000	503,000
Public Storage, 5.13%	10,000	253,300
Public Storage, Series I, 4.88%	9,583	242,450
Public Storage, Series L, 4.63%	10,000	254,200
Taubman Centers, Inc., 6.25%	13,046	281,141
Taubman Centers, Inc., 6.50%	9,416	203,009
Vornado Realty Trust, 5.40%	12,298	271,909
		5,114,152
Utilities 3.03%
DTE Energy Company, 5.38%	10,000	251,500
DTE Energy Company, 6.00%	20,000	516,200
Duke Energy Corporation, 5.13%	9,030	230,084
Entergy Arkansas, Inc., 4.88%	20,000	502,200
Entergy Louisiana LLC, 4.88%	10,000	250,500
Entergy Mississippi, Inc., 4.90%	30,000	747,600
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	169,242
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	253,200
Southern Company, 4.95%	21,000	527,100
Southern Company, 5.25%	20,000	501,400
		3,949,026
Total Preferred Stocks
(Cost $19,032,332)		18,705,797

	Principal Amount
Collateralized Mortgage Obligations 0.11%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$29,809	25,777
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	32,226	27,867
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	87,606	89,042

Total Collateralized Mortgage Obligations
(Cost $106,394)		142,686

Corporate Bonds 8.30%
Bank of New York Mellon Corporation (The), 4.63%, 12/20/2049	500,000	495,125
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	994,260
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	109,980
Exelon Generation Company LLC, 5.60%, 6/15/2042(b)	400,000	410,826
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	405,981
General Electric Company, 5.00%, 12/29/2049	765,000	598,698
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,238,906
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	690,559
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	450,790
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	313,818
MetLife, Inc., 9.25%, 4/8/2038(a)	1,500,000	2,098,297
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,544,957
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,124,586
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	311,742

Total Corporate Bonds
(Cost $9,768,485)		10,788,525

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 62.57%

Alabama 2.00%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	$2,000,000	$2,595,960

Arizona 2.11%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	285,026
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,370,419
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.64%, 8/1/2044	1,085,000	1,089,948
		2,745,393
California 4.39%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	552,220
California State University, Revenue Bonds Series B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	52,561
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	626,612
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	145,000	157,266
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation Bonds, 8.50%, 9/1/2020	170,000	172,033
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	633,300
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	427,939
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,153,180
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	641,710
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	669,406
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	285,990
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	347,758
		5,719,975
Colorado 0.97%
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	254,565
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	748,770
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	250,447
		1,253,782
Connecticut 1.20%
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.10%, 9/1/2030	500,000	504,180
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	780,000	1,058,125
		1,562,305
Florida 4.31%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.28%, 7/1/2040	200,000	200,000

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Florida (cont.)
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.03%, 7/1/2030	$100,000	$100,000
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,444,162
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.14%, 9/1/2035	300,000	302,532
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	398,547
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	607,605
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,559,710
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	345,822
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, 7.64%, 7/1/2040	165,000	165,000
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	254,835
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	211,234
		5,589,447
Georgia 4.90%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	648,264
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,463,000	3,555,143
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,179,300
		6,382,707
Hawaii 0.42%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	541,263

Idaho 0.33%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	428,964

Illinois 1.83%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	154,037
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	358,338
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,857,435
		2,369,810
Indiana 1.85%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 7/5/2023 @ 100, 3.95%, 7/5/2029	1,000,000	1,056,700
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2023 @ 100, 3.75%, 7/5/2028	1,000,000	1,054,250
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	300,000	301,431
		2,412,381

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Kansas 0.26%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	$330,000	$334,280

Kentucky 0.54%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.49%, 9/1/2037 prerefunded 9/1/2020 @ 100	250,000	252,250
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/1/2025	400,000	451,676
		703,926
Louisiana 0.26%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, 7.20%, 2/1/2042	340,000	342,482

Massachusetts 0.80%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	160,000	188,238
Commonwealth of Massachusetts, Callable 7/9/2020 @ 100, 2.51%, 7/1/2041	500,000	502,750
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	332,543
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,059
		1,038,590
Michigan 2.95%
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	208,282
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/1/2025 @ 100, 4.13%, 11/1/2030	250,000	288,240
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	267,797
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	506,425
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	160,000	165,069
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	2,230,000	2,234,348
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	150,523
St Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,018
		3,825,702
Mississippi 0.69%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	894,556

Missouri 3.47%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,410,000	3,493,970
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	275,000	275,754
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	741,332
		4,511,056

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Nebraska 0.18%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	$200,000	$240,828

Nevada 1.05%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	934,230
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	435,550
		1,369,780
New Jersey 2.07%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	302,435
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	501,425
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,887,067
		2,690,927
New York 7.61%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	125,141
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	182,945
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	578,180
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	284,248
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	236,516
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	159,475
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	491,763
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	428,434
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	635,385
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	811,743
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	716,330
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	1,149,883
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.29%, 7/1/2044	250,000	276,640
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,292,597
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,125,130
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	208,148
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	217,970
		9,920,528
North Carolina 0.18%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	240,985

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Ohio 3.05%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	$500,000	$813,830
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	701,985
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	214,422
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,402,330
Mariemont City School District, General Obligation Unlimited, 5.90%, 12/1/2030	105,000	107,134
Mariemont City School District, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	5,000	5,083
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	532,110
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), 5.65%, 9/1/2031	200,000	200,486
		3,977,380
Pennsylvania 2.62%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	732,545
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	795,406
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	533,625
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,346,990
		3,408,566
Rhode Island 0.38%
Narragansett Bay Commission, Revenue Bonds, Series A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	499,190

South Carolina 0.20%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	250,000	255,695

South Dakota 0.32%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	416,040

Texas 2.24%
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.18%, 9/15/2035	250,000	250,175
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	1,053,770
Grand Parkway Transportation Corporation, Revenue Bonds Series B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	100,000	104,374
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	373,313
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, 6.48%, 11/15/2034	110,000	112,222
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	1,000,000	1,016,870
		2,910,724

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Virgin Islands 1.68%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	$1,000,000	$1,228,690
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	968,545
		2,197,235
Virginia 4.32%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,850,000	5,614,830

Washington 1.87%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	332,285
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	308,817
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	746,955
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	704,255
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	332,290
		2,424,602
West Virginia 1.44%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	1,855,000	1,869,617

Wisconsin 0.08%
State of Wisconsin, General Obligation Unlimited, 2.35%, 5/1/2031	100,000	105,436

Total Municipal Bonds
(Cost $67,931,579)		81,394,942

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Money Market Funds 2.72%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.05%(c)	3,543,246	$3,543,246

Total Money Market Funds
(Cost $3,543,246)		3,543,246

Total Investments — 100.36%
(Cost $117,829,195)		130,553,776
Liabilities in Excess of Other Assets — (0.36)%		(472,173)
NET ASSETS — 100.00%		$130,081,603

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2020.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks 30.77%

Communication Services 5.77%
Alphabet, Inc., Class A(a)	250	$354,512
Alphabet, Inc., Class C(a)	190	268,586
AT&T, Inc.	4,114	124,366
Netflix, Inc.(a)	650	295,776
Verizon Communications, Inc.	5,000	275,650
		1,318,890
Consumer Discretionary 3.36%
Amazon.com, Inc.(a)	125	344,852
Home Depot, Inc. (The)	1,000	250,510
Lennar Corporation, Class A	2,800	172,536
		767,898
Energy 4.10%
Cheniere Energy Partners LP	2,300	80,454
Energy Transfer Equity LP	17,350	123,532
Enterprise Products Partners LP	10,805	196,327
Exxon Mobil Corporation	2,095	93,688
Kinder Morgan, Inc.	7,500	113,775
Magellan Midstream Partners LP	2,725	117,638
MPLX LP	8,850	152,928
Targa Resources Corporation	1,305	26,191
Viper Energy Partners, LP	3,200	33,152
		937,685
Financials 3.28%
Blackstone Group, Inc. (The), Class A	6,175	349,875
Blackstone Mortgage Trust, Inc., Class A	3,207	77,257
Citigroup, Inc.	2,000	102,200
Fifth Third Bancorp	3,400	65,552
JPMorgan Chase & Company	1,000	94,060
Starwood Property Trust, Inc.	4,175	62,458
		751,402
Health Care 0.86%
AbbVie, Inc.	2,000	196,360

Industrials 1.52%
Caterpillar, Inc.	700	88,550
Deere & Company	1,150	180,723
Honeywell International, Inc.	550	79,525
		348,798
Information Technology 6.99%
Apple, Inc.	690	251,712
Microsoft Corporation	1,000	203,510
NVIDIA Corporation	2,045	776,916
PayPal Holdings, Inc.(a)	2,100	365,883
		1,598,021
Materials 0.34%
Dow, Inc.	1,900	77,444

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 3.80%
Prologis, Inc.	2,500	$233,325
Sun Communities, Inc.	714	96,876
Terreno Realty Corporation	7,362	387,536
Welltower, Inc.	1,160	60,030
WP Carey, Inc.	1,340	90,651
		868,418
Utilities 0.75%
American Electric Power Company, Inc.	1,155	91,984
Duke Energy Corporation	1,000	79,890
		171,874
Total Common Stocks
(Cost $6,295,781)		7,036,790

Preferred Stocks 9.25%

Financials 3.18%
Bank of America Corporation, 6.00%	3,800	98,192
First Republic Bank, 5.70%	9,000	227,250
Hancock Holding Company, 5.95%	9,200	232,484
KKR & Company LP, 6.50%	6,481	168,895
		726,821
Information Technology 1.13%
eBay, Inc., 6.00%	10,000	259,300

Real Estate 2.30%
National Retail Properties, Inc., 5.20%	6,000	143,100
Public Storage, 5.05%	5,000	128,450
Public Storage, Series B, 5.40%	10,000	255,300
		526,850
Utilities 2.64%
Southern Company, 5.25%	14,000	352,940
Southern Company, 5.25%	10,000	250,700
		603,640
Total Preferred Stocks
(Cost $2,100,456)		2,116,611

	Principal Amount
Corporate Bonds 2.37%
Apple Inc, 2.20%, 9/11/2029	$250,000	268,105
Microsoft Corporation, 3.30%, 2/6/2027	240,000	274,858

Total Corporate Bonds
(Cost $503,614)		542,963

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 47.75%

Arizona 3.33%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	$620,000	$762,501

California 5.58%
California State University, Revenue Bonds, Series B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	52,562
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,224,016
		1,276,578
Florida 4.74%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,085,000

Kansas 6.12%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,226,860
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited, Series B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	170,000	172,205
		1,399,065
Nevada 0.69%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	158,344

New York 6.30%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	364,647
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	792,375
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	281,282
		1,438,304
Ohio 7.78%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,631,170
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	147,590
		1,778,760
Pennsylvania 4.79%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,096,300

Rhode Island 2.18%
Narragansett Bay Commission, Revenue Bonds, Series A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	499,190

See accompanying notes which are an integral part of these financial statements.

43

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2020 (Unaudited)

	Principal Amount	Market Value
Tennessee 3.79%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	$500,000	$755,600
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	111,038
		866,638
Texas 2.45%
Grand Parkway Transportation Corporation, Revenue Bonds, Series B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	50,000	52,187
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	500,000	508,435
		560,622
Total Municipal Bonds
(Cost $8,833,117)		10,921,302

	Shares
U.S. Government & Agency Obligations 5.44%
U.S. Treasury Notes 1.38%, 10/15/2022	350,000	359,659
U.S. Treasury Notes 1.50%, 1/15/2023	500,000	516,836
U.S. Treasury Notes 1.50%, 10/31/2024	350,000	368,990
U.S. Treasury Notes 1.50%, 10/31/2024	350,000	368,990

Total U.S. Government & Agency Obligations
(Cost $1,196,316)		1,245,485

Money Market Funds 7.13%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.05%(b)	1,631,647	1,631,647

Total Money Market Funds
(Cost $1,631,647)		1,631,647

Total Investments — 102.71%
(Cost $20,560,931)		23,494,798
Liabilities in Excess of Other Assets — (2.71)%		(620,615)
NET ASSETS — 100.00%		$22,874,183

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

44	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income & Opportunity Fund
ASSETS
Investments in securities at fair value (cost $53,613,377, $69,023,261, $64,384,404, $117,829,195 and $20,560,931)	$77,934,617	$113,067,136	$67,382,110	$130,553,776	$23,494,798
Cash	480	692	—	2,306	—
Receivable for investments sold	116,233	80,801	—	—	—
Receivable for Fund shares sold	2,635,177	3,039,941	—	388,834	441,147
Dividends and interest receivable	361,463	96,784	785,355	1,257,784	175,788
Reclaims receivable	—	345	—	—	—
Prepaid expenses	36,359	35,373	43,115	51,902	26,726
TOTAL ASSETS	81,084,329	116,321,072	68,210,580	132,254,602	24,138,459

LIABILITIES
Payable for Fund shares redeemed	7,359	19,949	6,808	70,987	14,400
Payable for investments purchased	78,108	28,829	—	1,500,000	500,000
Payable for distributions to shareholders	3,222,477	3,675,063	53,174	466,269	712,041
Payable for investment advisory fees	62,696	89,339	22,786	59,534	9,548
Payable for distribution (12b-1) fees	19,508	27,770	8,554	26,668	4,967
Payable for accounting and administration fees	2,916	2,837	2,546	3,882	542
Chief Compliance Officer	382	470	392	671	107
Payable for transfer agent fees	1,203	1,896	644	1,822	190
Other accrued expenses	27,814	32,170	35,242	43,166	22,481
TOTAL LIABILITIES	3,422,463	3,878,323	130,146	2,172,999	1,264,276
NET ASSETS	$77,661,866	$112,442,749	$68,080,434	$130,081,603	$22,874,183

SOURCE OF NET ASSETS
As of June 30, 2020, net assets consisted of:
Paid-in capital	$57,745,754	$70,150,244	$72,989,750	$119,199,082	$21,933,909
Accumulated earnings (deficits)	19,916,112	42,292,505	(4,909,316)	10,882,521	940,274
NET ASSETS	$77,661,866	$112,442,749	$68,080,434	$130,081,603	$22,874,183

NET ASSETS:
Class A Shares	$77,447,268	$112,185,717	$67,731,764	$129,780,633	$22,391,450
Class C Shares	$204,111	$246,014	$339,463	$289,655	$473,738
Institutional Shares	$10,487	$11,018	$9,207	$11,315	$8,995
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	7,824,268	5,381,951	7,151,951	10,937,365	2,373,978
Class C Shares	20,982	11,794	35,927	24,393	50,344
Institutional Shares	1,081	529	974	950	959
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$9.90	$20.84	$9.47	$11.87	$9.43
Class C Shares(b)	$9.73	$20.86	$9.45	$11.87	$9.41
Institutional Shares	$9.70	$20.83	$9.45	$11.91	$9.38
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$10.45	$21.99	$9.94	$12.46	$9.90
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%	4.75%	4.75%	4.75%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than one year where an indirect commission was paid.
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 13 months.

See accompanying notes which are an integral part of these financial statements.

45

STATEMENTS OF OPERATIONS

Six Months ENDED June 30, 2020 (Unaudited)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income & Opportunity Fund
INVESTMENT INCOME
Dividends	$1,443,103	$1,495,193	$3,092	$875,208	$193,384
Foreign dividend taxes withheld	(130)	(639)	—	(7,075)	95
Interest	3,986	—	1,227,345	2,416,993	244,002
TOTAL INVESTMENT INCOME	1,446,959	1,494,554	1,230,437	3,285,126	437,481

EXPENSES
Investment advisory	388,669	518,437	202,508	382,323	72,906
Distribution (12b-1) — Class A	119,893	160,118	50,374	158,923	27,477
Distribution (12b-1) — Class C	1,030	731	1,672	1,495	2,241
Accounting and Administration	24,102	30,953	20,578	37,784	6,501
Auditing	13,263	13,259	13,258	13,258	13,258
Registration	12,829	11,072	15,678	13,899	11,929
Transfer agent	12,175	13,550	6,098	20,295	3,495
Sub transfer agent	10,837	11,774	4,757	16,554	2,708
Directors	8,876	11,744	7,902	14,410	2,764
Insurance	6,029	6,802	4,495	8,582	1,549
Custodian	5,726	5,578	3,051	5,190	2,505
Printing	5,683	7,654	5,258	11,198	1,786
Legal	3,328	5,141	3,723	6,716	1,129
Pricing	2,137	3,564	20,669	13,873	2,481
Chief Compliance Officer	1,614	2,113	1,453	2,666	456
Line of credit	574	786	490	936	162
Interest	549	424	—	—	48
Other	14,599	15,711	15,288	19,554	14,582
TOTAL EXPENSES	631,913	819,411	377,252	727,656	167,977
Fees waived by Adviser	—	—	(71,612)	(24,732)	(25,886)
NET EXPENSES	631,913	819,411	305,640	702,924	142,091
NET INVESTMENT INCOME	815,046	675,143	924,797	2,582,202	295,390

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized (loss) gain from investment transactions	(2,797,834)	1,230,398	122,510	(2,092,769)	(18,101)
Net realized gain on foreign currency transactions	—	—	—	403	—
Net realized gain on written option transactions	2,779	3,299	—	—	—
Net change in unrealized depreciation of investments	(10,411,344)	(6,734,450)	(666)	(1,442,396)	(118,291)
Net change in unrealized appreciation of foreign currency transactions	—	3	—	45	—
Net change in unrealized appreciation of written options contracts	2,839	1,499	—	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(13,203,560)	(5,499,251)	121,844	(3,534,717)	(136,392)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,388,514)	$(4,824,108)	$1,046,641	$(952,515)	$158,998

See accompanying notes which are an integral part of these financial statements.

46	SPIRIT OF AMERICA

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47

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS
Net investment income	$815,046	$669,172	$675,143	$610,201
Net realized gain (loss) on investment transactions	(2,795,055)	5,088,709	1,233,697	3,873,389
Net change in unrealized appreciation (depreciation) of investments	(10,408,505)	15,912,180	(6,732,948)	21,427,795
Net increase (decrease) in net assets resulting from operations	(12,388,514)	21,670,061	(4,824,108)	25,911,385
DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A	(3,212,835)	(6,302,124)	(3,666,116)	(4,474,877)
Class C	(7,972)	(13,982)	(7,756)	(2,225)
Institutional Shares	(455)	—	(373)	—
Return of capital:
Class A	—	—	—	(2,217,387)
Class C	—	—	—	(1,103)
Institutional Shares	—	—	—	—
Total distributions to shareholders	(3,221,262)	(6,316,106)	(3,674,245)	(6,695,592)
CAPITAL TRANSACTIONS
Class A:
Shares sold	6,692,737	6,915,004	12,388,980	18,577,371
Shares issued from reinvestment of distributions	2,561,522	5,293,289	2,982,156	5,603,723
Shares redeemed	(6,919,427)	(17,620,003)	(8,512,181)	(18,500,401)
Total – Class A	2,334,832	(5,411,710)	6,858,955	5,680,693
Class C:
Shares sold	34,575	73,124	232,986	14,075
Shares issued from reinvestment of distributions	5,923	11,482	4,362	1,724
Shares redeemed	(4,225)	(15,832)	(24,732)	(74,747)
Total – Class C	36,273	68,774	212,616	(58,948)
Institutional Shares(a):
Shares sold	10,000	—	10,000	—
Shares issued from reinvestment of distributions	455	—	373	—
Total – Institutional Shares	10,455	—	10,373	—
Increase (decrease) in net assets derived from capital share transactions	2,381,560	(5,342,936)	7,081,944	5,621,745
Total increase (decrease) in Net Assets	(13,228,216)	10,011,019	(1,416,409)	24,837,538
NET ASSETS
Beginning of period	90,890,082	80,879,063	113,859,158	89,021,620
End of period	$77,661,866	$90,890,082	$112,442,749	$113,859,158
SHARE TRANSACTIONS
Class A:
Shares sold	639,213	578,891	597,492	869,402
Shares issued from reinvestment of distributions	258,740	452,431	143,098	257,508
Shares redeemed	(654,356)	(1,498,858)	(410,635)	(873,751)
Total – Class A	243,597	(467,536)	329,955	253,159
Class C:
Shares sold	2,819	6,336	11,078	654
Shares issued from reinvestment of distributions	609	997	209	79
Shares redeemed	(351)	(1,320)	(1,263)	(3,425)
Total – Class C	3,077	6,013	10,024	(2,692)
Institutional Shares(a):
Shares sold	1,034	—	511	—
Shares issued from reinvestment of distributions	47	—	18	—
Total – Institutional Shares	1,081	—	529	—
Increase (decrease) in shares outstanding	247,755	(461,523)	340,508	250,467

(a)	For the period May 1, 2020 (commencement of operations) to June 30, 2020.

See accompanying notes which are an integral part of these financial statements.

48	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Income & Opportunity Fund
For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

$924,797	$2,039,243	$2,582,202	$4,970,461	$295,390	$919,694
122,510	(660)	(2,092,366)	1,954,068	(18,101)	241,267
(666)	1,444,190	(1,442,351)	7,823,363	(118,291)	1,694,850
1,046,641	3,482,773	(952,515)	14,747,892	158,998	2,855,811

(921,574)	(2,034,634)	(2,721,471)	(5,178,795)	(696,230)	(781,978)
(3,181)	(4,609)	(5,236)	(11,131)	(13,042)	(12,105)
(42)	—	(82)	—	(289)	—

—	—	—	(588,189)	—	(622,732)
—	—	—	(1,264)	—	(9,640)
—	—	—	—	—	—
(924,797)	(2,039,243)	(2,726,789)	(5,779,379)	(709,561)	(1,426,455)

5,199,356	10,209,193	14,942,972	18,699,813	2,713,981	3,231,027
580,866	1,251,649	1,743,198	3,717,612	426,773	862,234
(7,171,066)	(16,718,669)	(15,400,843)	(35,422,187)	(3,237,559)	(7,649,550)
(1,390,844)	(5,257,827)	1,285,327	(13,004,762)	(96,805)	(3,556,289)

480	256,040	52,426	179,602	36,002	99,448
2,891	4,007	4,102	9,090	13,042	21,745
(93)	(81,461)	(180,013)	(80,497)	(1,085)	(101,056)
3,278	178,586	(123,485)	108,195	47,959	20,137

9,000	—	11,000	—	8,500	—
41	—	82	—	288	—
9,041	—	11,082	—	8,788	—
(1,378,525)	(5,079,241)	1,172,924	(12,896,567)	(40,058)	(3,536,152)
(1,256,681)	(3,635,711)	(2,506,380)	(3,928,054)	(590,621)	(2,106,796)

69,337,115	72,972,826	132,587,983	136,516,037	23,464,804	25,571,600
$68,080,434	$69,337,115	$130,081,603	$132,587,983	$22,874,183	$23,464,804

550,651	1,082,115	1,256,068	1,547,405	285,462	328,865
61,427	132,890	146,518	308,760	45,257	89,209
(762,100)	(1,780,489)	(1,287,388)	(2,962,822)	(346,385)	(789,496)
(150,022)	(565,484)	115,198	(1,106,657)	(15,666)	(371,422)

50	27,026	4,457	14,842	3,801	10,192
307	426	345	753	1,386	2,255
(10)	(8,653)	(14,925)	(6,687)	(113)	(10,502)
347	18,799	(10,123)	8,908	5,074	1,945

970	—	943	—	928	—
4	—	7	—	31	—
974	—	950	—	959	—
(148,701)	(546,685)	106,025	(1,097,749)	(9,633)	(369,477)

See accompanying notes which are an integral part of these financial statements.

49

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.96	$10.03	$11.65	$11.67	$11.81	$13.11

From Investment Operations:
Net investment income	0.12	0.09	0.15 [1]	0.14 [1]	0.21	0.06
Net realized and unrealized (loss) gain on investments	(1.75)	2.69	(0.92)	0.64	0.45	(0.30)
Total from investment operations	(1.63)	2.78	(0.77)	0.78	0.66	(0.24)

Less Distributions:
Distributions from net investment income	(0.43)	(0.09)	(0.40)	(0.80)	(0.21)	(0.06)
Distributions from net capital gains	—	(0.76)	(0.45)	—	(0.59)	(1.00)
Total distributions	(0.43)	(0.85)	(0.85)	(0.80)	(0.80)	(1.06)

Net Asset Value, End of Period	$9.90	$11.96	$10.03	$11.65	$11.67	$11.81
Total Return[2]	(13.67)%[3]	28.06%	(6.85)%	6.79%	5.66%	(1.88)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$77,447	$90,679	$80,761	$107,101	$108,790	$116,180
Ratio of net expenses to average net assets	1.58%[4]	1.54%	1.54%	1.48%	1.54%	1.57%
Ratio of net investment income to average net assets	2.04%[4]	0.74%	1.35%	1.18%	1.65%	0.50%
Portfolio turnover rate	10%[3]	4%	4%	8%	10%	37%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2019	2018	2017	2016*
Net Asset Value, Beginning of Period	$11.77	$9.90	$11.56	$11.61	$11.73

From Investment Operations:
Net investment income	0.08	0.80	0.11 [1]	0.07 [1]	0.10 [1]
Net realized and unrealized (loss) gain on investments	(1.73)	2.57	(0.94)	0.63	0.55
Total from investment operations	(1.65)	2.65	(0.83)	0.70	0.65

Less Distributions:
Distributions from net investment income	(0.39)	(0.08)	(0.38)	(0.75)	(0.18)
Distributions from net capital gains	—	(0.70)	(0.45)	—	(0.59)
Total distributions	(0.39)	(0.78)	(0.83)	(0.75)	(0.77)

Net Asset Value, End of Period	$9.73	$11.77	$9.90	$11.56	$11.61
Total Return[2]	(14.01)%[3]	27.15%	(7.44)%	6.10%	5.69%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$204	$211	$118	$41	$10
Ratio of net expenses to average net assets	2.28%[4]	2.24%	2.24%	2.18%	2.24%[4]
Ratio of net investment income to average net assets	1.40%[4]	0.16%	0.97%	0.59%	1.07%[4]
Portfolio turnover rate	10%[3]	4%	4%	8%	10%[3]

*	For the period March 15, 2016(commencement of operations) to December 31, 2016.
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect CDSC.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

51

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Institutional Class
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the Period Ended June 30, 2020* (Unaudited)
Net Asset Value, Beginning of Period	$9.68

From Investment Operations:
Net investment income	0.07
Net realized and unrealized (loss) gain on investments	0.39
Total from investment operations	0.46

Less Distributions:
Distributions from net investment income	(0.44)
Total distributions	(0.44)

Net Asset Value, End of Period	$9.70
Total Return	4.86%[1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$10
Ratio of net expenses to average net assets	1.28%[2]
Ratio of net investment income to average net assets	3.49%[2]
Portfolio turnover rate	10%[1]

*	For the period May 1, 2020 (commencement of operations) to June 30, 2020.
[1]	Not annualized.
[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.53	$18.53	$21.59	$19.01	$18.63	$19.78

From Investment Operations:
Net investment income	0.14	0.13 [1]	0.15 [1]	0.22 [1]	0.29	0.08
Net realized and unrealized (loss) gain on investments	(1.13)	5.27	(1.81)	3.56	1.29	(0.63)
Total from investment operations	(0.99)	5.40	(1.66)	3.78	1.58	(0.55)

Less Distributions:
Distributions from net investment income	(0.70)	(0.13)	(0.15)	(0.24)	(0.25)	(0.09)
Distributions from net capital gains	—	(0.80)	(0.78)	(0.24)	(0.95)	(0.51)
Distributions from return of capital	—	(0.47)	(0.47)	(0.72)	—	—
Total distributions	(0.70)	(1.40)	(1.40)	(1.20)	(1.20)	(0.60)

Net Asset Value, End of Period	$20.84	$22.53	$18.53	$21.59	$19.01	$18.63
Total Return[2]	(4.39)%[3]	29.54%	(7.87)%	20.22%	8.49%	(2.83)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$112,186	$113,819	$88,939	$101,054	$77,579	$72,039
Ratio of net expenses to average net assets	1.52%[4]	1.52%	1.52%	1.47%	1.57%	1.60%
Ratio of net investment income to average net assets	1.26%[4]	0.60%	0.70%	1.05%	1.56%	0.40%
Portfolio turnover rate	9%[3]	8%	13%	3%	24%	19%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

53

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2019	2018	2017	2016*
Net Asset Value, Beginning of Period	$22.59	$18.52	$21.62	$19.14	$18.29

From Investment Operations:
Net investment income (loss)	0.02	(0.02)[1]	— [1,2]	0.08 [1]	0.10 [1]
Net realized and unrealized (loss) gain on investments	(1.08)	5.26	(1.80)	3.57	1.70
Total from investment operations	(1.06)	5.24	(1.80)	3.65	1.80

Less Distributions:
Distributions from net investment income	(0.67)	(0.08)	(0.12)	(0.23)	—
Distributions from net capital gains	—	(0.80)	(0.78)	(0.24)	(0.95)
Distributions from return of capital	—	(0.29)	(0.40)	(0.70)	—
Total distributions	(0.67)	(1.17)	(1.30)	(1.17)	(0.95)

Net Asset Value, End of Period	$20.86	$22.59	$18.52	$21.62	$19.14
Total Return[3]	(4.69)%[4]	28.59%	(8.50)%	19.37%	9.65%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$246	$40	$83	$39	$1
Ratio of net expenses to average net assets	2.22%[5]	2.22%	2.22%	2.17%	2.27%[5]
Ratio of net investment income (loss) to average net assets	0.20%[5]	(0.10)%	0.01%	0.39%	0.64%[5]
Portfolio turnover rate	9%[4]	8%	13%	3%	24%[4]

*	For the period March 15, 2016(commencement of operations) to December 31, 2016.
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Rounds to less than 0.005 per share.
[3]	Calculation does not reflect CDSC.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

54	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Institutional Class
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the Period Ended June 30, 2020* (Unaudited)
Net Asset Value, Beginning of Period	$19.65

From Investment Operations:
Net investment income	0.06
Net realized and unrealized (loss) gain on investments	1.85
Total from investment operations	1.91

Less Distributions:
Distributions from net investment income	(0.73)
Total distributions	(0.73)

Net Asset Value, End of Period	$20.83
Total Return	10.17%[1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$11
Ratio of net expenses to average net assets	1.22%[2]
Ratio of net investment income to average net assets	1.00%[2]
Portfolio turnover rate	9%[1]

*	For the period May 1, 2020 (commencement of operations) to June 30, 2020.
[1]	Not annualized.
[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

55

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.45	$9.26	$9.47	$9.33	$9.57	$9.62

From Investment Operations:
Net investment income	0.13	0.27	0.30	0.30	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.02	0.19	(0.21)	0.14	(0.24)	(0.05)
Total from investment operations	0.15	0.46	0.09	0.44	0.07	0.28

Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.30)	(0.30)	(0.31)	(0.33)
Total distributions	(0.13)	(0.27)	(0.30)	(0.30)	(0.31)	(0.33)

Net Asset Value, End of Period	$9.47	$9.45	$9.26	$9.47	$9.33	$9.57
Total Return[1]	1.58%[2]	5.06%	0.96%	4.75%	0.64%	3.01%

Ratios and Supplemental Data:
Net assets, end of period (000)	$67,732	$69,002	$72,818	$99,159	$106,984	$102,805
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.11%[3]	1.13%[5]	1.11%[5]	1.02%[4]	1.04%	1.10%[4]
After expense waiver or recoupment	0.90%[3]	0.92%[5]	0.92%[5]	0.91%[4]	0.90%	0.91%[4]
Ratio of net investment income to average net assets	2.74%[3]	2.92%	3.21%	3.16%	3.17%	3.50%
Portfolio turnover rate	2%[2]	6%	—%	5%	10%	11%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2019	2018	2017	2016*
Net Asset Value, Beginning of Period	$9.43	$9.23	$9.45	$9.31	$9.59

From Investment Operations:
Net investment income	0.09	0.19	0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	0.02	0.20	(0.22)	0.14	(0.28)
Total from investment operations	0.11	0.39	—	0.36	(0.11)

Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.22)	(0.22)	(0.17)
Total distributions	(0.09)	(0.19)	(0.22)	(0.22)	(0.17)

Net Asset Value, End of Period	$9.45	$9.43	$9.23	$9.45	$9.31
Total Return[1]	1.16%[2]	4.30%	0.00%	3.87%	(1.19)%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$339	$335	$155	$80	$28
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.97%[3]	1.98%[4]	1.96%[4]	1.87%[5]	1.89%[3]
After expense waiver or recoupment	1.75%[3]	1.77%[4]	1.77%[4]	1.76%[5]	1.75%[3]
Ratio of net investment income to average net assets	1.90%[3]	2.03%	2.27%	2.31%	2.19%[3]
Portfolio turnover rate	2%[2]	6%	—%	5%	10%[2]

*	For the period March 15, 2016(commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.02%.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

57

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

Institutional Class
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the Period Ended June 30, 2020* (Unaudited)
Net Asset Value, Beginning of Period	$9.29

From Investment Operations:
Net investment income	0.04
Net realized and unrealized (loss) gain on investments	0.16
Total from investment operations	0.20

Less Distributions:
Distributions from net investment income	(0.04)
Total distributions	(0.04)

Net Asset Value, End of Period	$9.45
Total Return	2.29%[1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	0.97%[2]
After expense waiver or recoupment	0.75%[2]
Ratio of net investment income to average net assets	2.83%[2]
Portfolio turnover rate	2%[1]

*	For the period May 1, 2020 (commencement of operations) to June 30, 2020.
[1]	Not annualized.
[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

58	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.21	$11.42	$12.06	$11.72	$11.66	$12.23

From Investment Operations:
Net investment income	0.24	0.44	0.44	0.48	0.46	0.51
Net realized and unrealized (loss) gain on investments	(0.33)	0.87	(0.54)	0.39	0.13	(0.53)
Total from investment operations	(0.09)	1.31	(0.10)	0.87	0.59	(0.02)

Less Distributions:
Distributions from net investment income	(0.25)	(0.39)	(0.48)	(0.48)	(0.46)	(0.51)
Distributions from net capital gains	—	(0.07)	—	—	—	—
Distributions from return of capital	—	(0.06)	(0.06)	(0.05)	(0.07)	(0.04)
Total distributions	(0.25)	(0.52)	(0.54)	(0.53)	(0.53)	(0.55)

Net Asset Value, End of Period	$11.87	$12.21	$11.42	$12.06	$11.72	$11.66
Total Return[1]	(0.70)%[2]	11.64%	(0.87)%	7.51%	4.99%	(0.17)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$129,781	$132,166	$136,223	$205,138	$222,220	$201,718
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.14%[3]	1.14%[4]	1.13%[5]	1.05%	1.09%	1.15%
After expense waiver or recoupment	1.10%[3]	1.11%[4]	1.12%[5]	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.05%[3]	3.74%	3.87%	4.00%	3.75%	4.24%
Portfolio turnover rate	10%[2]	3%	1%	—%	4%	9%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

59

SPIRIT OF AMERICA INCOME FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2019	2018	2017	2016*
Net Asset Value, Beginning of Period	$12.22	$11.43	$12.08	$11.73	$11.78

From Investment Operations:
Net investment income	0.19	0.38	0.38	0.39	0.28
Net realized and unrealized (loss) gain on investments	(0.33)	0.84	(0.58)	0.39	0.01
Total from investment operations	(0.14)	1.22	(0.20)	0.78	0.29

Less Distributions:
Distributions from net investment income	(0.21)	(0.32)	(0.40)	(0.39)	(0.29)
Distributions from net capital gains	—	(0.07)	—	—	—
Distributions from return of capital	—	(0.04)	(0.05)	(0.04)	(0.05)
Total distributions	(0.21)	(0.43)	(0.45)	(0.43)	(0.34)

Net Asset Value, End of Period	$11.87	$12.22	$11.43	$12.08	$11.73
Total Return[1]	(1.14)%[2]	10.79%	(1.69)%	6.77%	2.43%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$290	$422	$293	$132	$95
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.89%[3]	1.89%[4]	1.88%[5]	1.80%	1.84%[3]
After expense waiver or recoupment	1.85%[3]	1.86%[4]	1.87%[5]	1.85%	1.85%[3]
Ratio of net investment income to average net assets	3.29%[3]	2.97%	3.12%	3.24%	2.77%[3]
Portfolio turnover rate	10%[2]	3%	1%	—%	4%[2]

*	For the period March 15, 2016(commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

60	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

Institutional Class
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the Period Ended June 30, 2020* (Unaudited)
Net Asset Value, Beginning of Period	$11.66

From Investment Operations:
Net investment income	0.09
Net realized and unrealized (loss) gain on investments	0.25
Total from investment operations	0.34

Less Distributions:
Distributions from net investment income	(0.09)
Total distributions	(0.09)

Net Asset Value, End of Period	$11.91
Total Return	2.89%[1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$11
Ratio of expenses to average net assets:
Before expense waiver or recoupment	0.90%[2]
After expense waiver or recoupment	0.85%[2]
Ratio of net investment income to average net assets	4.52%[2]
Portfolio turnover rate	10%[1]

*	For the period May 1, 2020 (commencement of operations) to June 30, 2020.
[1]	Not annualized.
[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

61

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.64	$9.12	$9.87	$9.50	$9.16	$10.20

From Investment Operations:
Net investment income	0.13	0.38	0.16	0.32	0.19	0.25
Net realized and unrealized (loss) gain on investments	(0.04)	0.74	(0.52)	0.47	0.58	(0.86)
Total from investment operations	0.09	1.12	(0.36)	0.79	0.77	(0.61)

Less Distributions:
Distributions from net investment income	(0.30)	(0.33)	(0.16)	(0.33)	(0.19)	(0.26)
Distributions from return of capital	—	(0.27)	(0.23)	(0.09)	(0.24)	(0.17)
Total distributions	(0.30)	(0.60)	(0.39)	(0.42)	(0.43)	(0.43)

Net Asset Value, End of Period	$9.43	$9.64	$9.12	$9.87	$9.50	$9.16
Total Return[1]	0.93%[2]	12.37%	(3.70)%	8.41%	8.40%	(6.19)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$22,391	$23,029	$25,177	$52,523	$57,829	$51,523
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.48%[3]	1.43%[4]	1.33%[5]	1.15%	1.22%	1.28%
After expense waiver or recoupment	1.25%[3]	1.26%[4]	1.27%[5]	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	2.65%[3]	3.82%	1.89%	3.24%	1.93%	2.63%
Portfolio turnover rate	17%[2]	23%	4%	6%	12%	8%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

62	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2019	2018	2017	2016*
Net Asset Value, Beginning of Period	$9.62	$9.10	$9.85	$9.48	$9.14

From Investment Operations:
Net investment income	0.09	0.34	0.12	0.24	0.18
Net realized and unrealized (loss) gain on investments	(0.03)	0.70	(0.55)	0.47	0.44
Total from investment operations	0.06	1.04	(0.43)	0.71	0.62

Less Distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.13)	(0.27)	(0.12)
Distributions from return of capital	—	(0.23)	(0.19)	(0.07)	(0.16)
Total distributions	(0.27)	(0.52)	(0.32)	(0.34)	(0.28)

Net Asset Value, End of Period	$9.41	$9.62	$9.10	$9.85	$9.48
Total Return[1]	0.59%[2]	11.58%	(4.43)%	7.61%	6.59%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$474	$435	$394	$285	$194
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.23%[3]	2.18%[4]	2.08%[5]	1.90%	1.97%[3]
After expense waiver or recoupment	2.00%[3]	2.01%[4]	2.02%[5]	2.00%	2.00%[3]
Ratio of net investment income to average net assets	1.92%[3]	3.08%	1.14%	2.50%	0.65%[3]
Portfolio turnover rate	17%[2]	23%	4%	6%	12%[2]

*	For the period March 15, 2016(commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

63

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

Institutional Class
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the Period Ended June 30, 2020* (Unaudited)
Net Asset Value, Beginning of Period	$9.17

From Investment Operations:
Net investment income	0.05
Net realized and unrealized (loss) gain on investments	0.47
Total from investment operations	0.52

Less Distributions:
Distributions from net investment income	(0.31)
Total distributions	(0.31)

Net Asset Value, End of Period	$9.38
Total Return	5.80%[1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.14%[2]
After expense waiver or recoupment	1.00%[2]
Ratio of net investment income to average net assets	2.94%[2]
Portfolio turnover rate	17%[1]

*	For the period May 1, 2020 (commencement of operations) to June 30, 2020.
[1]	Not annualized.
[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

64	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS | June 30, 2020 (Unaudited)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds, each with its own investment objective and strategy. This report includes the following funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”) commenced operations on January 9, 1998. The Real Estate Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Value Fund”) commenced operations on August 1, 2002. The Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Fund”) commenced operations on February 29, 2008. The Municipal Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) commenced operations on July 8, 2013. The Opportunity Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long- term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”).

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.25% for Real Estate Fund and Value Fund, and 4.75% for Municipal Fund, Income Fund and Opportunity Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

65

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –

Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2020 is as follows:

	Value Inputs
Real Estate Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$74,966,172	$—	$—	$74,966,172
Preferred Stocks*	1,714,642	—	—	1,714,642
Municipal Bonds	—	204,298	—	204,298
Money Market Funds	1,049,505	—	—	1,049,505
Total	$77,730,319	$204,298	$—	$77,934,617

Value Fund
Assets:
Common Stocks*	$110,218,652	$—	$—	$110,218,652
Preferred Stocks*	1,902,485	—	—	1,902,485
Money Market Funds	945,999	—	—	945,999
Total	$113,067,136	$—	$—	$113,067,136

Municipal Fund
Assets:
Municipal Bonds	$—	$64,881,338	$—	$64,881,338
Money Market Funds	2,500,772	—	—	2,500,772
Total	$2,500,772	$64,881,338	$—	$67,382,110

66	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

	Value Inputs
Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$15,978,580	$—	$—	$15,978,580
Preferred Stocks*	18,705,797	—	—	18,705,797
Collateralized Mortgage Obligations	—	142,686	—	142,686
Corporate Bonds	—	10,377,699	410,826	10,788,525
Municipal Bonds	—	81,394,942	—	81,394,942
Money Market Funds	3,543,246	—	—	3,543,246
Total	$38,227,623	$91,915,327	$410,826	$130,553,776

Opportunity Fund
Assets:
Common Stocks*	$7,036,790	$—	$—	$7,036,790
Preferred Stocks*	2,116,611	—	—	2,116,611
Corporate Bonds	—	542,963	—	542,963
Municipal Bonds	—	10,921,302	—	10,921,302
U.S. Government & Agency Obligations	—	1,245,485	—	1,245,485
Money Market Funds	1,631,647	—	—	1,631,647
Total	$10,785,048	$12,709,750	$—	$23,494,798

*	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price
●	Price given by pricing service
●	Last quoted bid & asked price
●	Third party bid & asked price
●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2020:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At June 30, 2020	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$410,826	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

67

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund

	Balance as of December 31, 2019	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of June 30, 2020
Corporate Bonds	$412,146	$248	$(1,568)	$410,826

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of its net investment income and capital gains to shareholders each year. The Real Estate Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.85 per share. The Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Opportunity Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.60 per share. For the Income Fund and Municipal Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Value Fund and the Real Estate Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific fund of the Company are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Fund, Value Fund and Opportunity Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

68	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

The Funds’ use of derivatives for the six months ended June 30, 2020, was limited to written options.

Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. The month-end average notional amount for the six months ended June 30, 2020 was $414 and $904 for Real Estate Fund and Value Fund, respectively. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. There were no derivatives outstanding as of June 30, 2020.

Statements of Assets and Liabilities			Statements of Operations
Fund/Financial Instrument Type	Location of Asset/ Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Real Estate Fund
Written Call Options (Equity Contracts)	Options written, at value	$—	Net realized gain from written option transactions	$2,779
			Net change in unrealized appreciation of written option contracts		$2,839
Value Fund
Written Call Options (Equity Contracts)	Options written, at value	$—	Net realized gain from written option transactions	$3,299
			Net change in unrealized appreciation of written option contracts		$1,499

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the period ended June 30, 2020, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Real Estate Fund	$8,264,909	$8,978,344
Value Fund	13,341,005	10,003,811
Municipal Fund	1,179,595	3,215,000
Income Fund	16,460,713	12,154,161
Opportunity Fund	3,658,123	4,023,211

There were no purchases or sales of Long Term U.S. Government Obligations during the six months ended June 30, 2020.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Fund	0.97%	$388,669
Value Fund	0.97%	518,437
Municipal Fund	0.60%	202,508
Income Fund	0.60%	382,323
Opportunity Fund	0.65%	72,906

69

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following funds (based on average daily net assets) through April 30, 2020 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the period ended June 30, 2020, the Adviser waived advisory fees, as indicated:

Fund	Class A	Class C	Fees Recouped (Waived)
Municipal Fund	0.90%	1.75%	$(71,612)
Income Fund	1.10%	1.85%	(24,732)
Opportunity Fund	1.25%	2.00%	(25,886)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable through	Municipal Fund	Income Fund	Opportunity Fund
December 31, 2020	$57,528	$—	$—
December 31, 2021	158,909	34,533	25,613
December 31, 2022	145,082	35,800	40,653
June 30, 2023	71,612	24,732	25,886

The Funds’ Class A and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the period ended June 30, 2020, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A		Class C
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Fund	0.30%	$119,893	1.00%	$1,030
Value Fund	0.30%	160,118	1.00%	731
Municipal Fund	0.15%	50,374	1.00%	1,672
Income Fund	0.25%	158,923	1.00%	1,495
Opportunity Fund	0.25%	27,477	1.00%	2,241

70	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the period ended June 30, 2020, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Fund	$319,389	$1,050
Value Fund	512,569	237
Municipal Fund	218,626	—
Income Fund	591,675	5,275
Opportunity Fund	114,330	11

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $7,800, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the period ended June 30, 2020, the Funds were allocated $8,302 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Fund, Income Fund and Opportunity Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Funds may invest in junk bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

The Real Estate Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

71

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

The Value Fund may, at times, concentrate its investments in a particular sector, such as information technology, if the Adviser believes stocks in that particular sector are performing more favorably. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2020, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description Corporate Bonds	Acquisition Date	Principal Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$419,802	$410,826
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,105,967	$2,098,298

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2020, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) (a)	Cost Basis of Investments
Real Estate Fund	$28,980,839	$(4,654,453)	$24,326,386	$53,608,231
Value Fund	46,379,995	(2,322,089)	44,057,906	69,009,230
Municipal Fund	3,041,194	(45,765)	2,995,429	64,386,681
Income Fund	16,142,043	(3,407,736)	12,734,307	117,819,469
Opportunity Fund	3,668,954	(711,408)	2,957,546	20,537,252

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the year ended December 31, 2019, was as follows:

Fund	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Fund	$771,738	$—	$5,544,368	$—	$6,316,106
Value Fund	620,536	—	3,856,566	2,218,490	6,695,592
Municipal Fund	28,591	2,010,652	—	—	2,039,243
Income Fund	4,448,178	—	764,538	589,453	5,802,169
Opportunity Fund	821,229	—	—	632,372	1,453,601

72	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

The tax character of distributions paid by each of the Funds for the year ended December 31, 2019, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Fund	$—	$790,997	$—	$—	$34,734,891	$35,525,888
Value Fund	—	—	—	—	50,790,858	50,790,858
Municipal Fund	2	—	—	(8,027,258)	2,996,096	(5,031,160)
Income Fund	—	551,692	(166,570)	—	14,176,703	14,561,825
Opportunity Fund	—	—	—	(1,585,001)	3,075,838	1,490,837

At December 31, 2019, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Fund	$2,770,180	$5,257,078	$8,027,258
Opportunity Fund	1,585,001	—	1,585,001

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Line of Credit

Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments expiring on May 20, 2021. Borrowings under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Company is the lesser of $3,000,000 or 10% of the Funds’ daily market value. During the six months ended June 30, 2020, the Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Income & Opportunity Fund
Total bank line of credit as of June 30, 2020	$3,000,000	$3,000,000	$3,000,000	$3,000,000	$3,000,000
Average borrowings during period	$85,187	$72,118	$—	$—	$67,401
Number of days outstanding*	9	11	—	—	3
Average interest rate during period	3.218%	3.229%	—	—	2.662%
Highest balance drawn during period	$311,136	$244,212	$—	$—	$173,972
Highest balance interest rate	3.305%	3.305%	3.305%	3.305%	3.305%
Interest expense incurred	$549	$424	$—	$—	$48
Interest rate at June 30, 2020	1.670%	1.670%	1.670%	1.670%	1.670%

*	Number of days outstanding represents the total days during the period ended June 30, 2020 that each Fund utilized the line of credit.

Note 10 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

73

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2020 (Unaudited)

Note 11 – Coronovirus (COVID-19) Pandemic

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

Note 12 – Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on May 13, 2020. During the review period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program was adequately designed and (ii) the Program has been effectively implemented.

Note 13 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

74	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD January 1, 2020 TO June 30, 2020 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2020 to June 30, 2020.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

75

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

FOR THE SIX MONTH PERIOD January 1, 2020 TO June 30, 2020 (Unaudited)

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period[1]
Spirit of America Real Estate Income and Growth Fund
Class A	Actual	$ 1,000.00	$ 863.30	1.58%	$ 7.32
	Hypothetical[2]	$ 1,000.00	$ 1,017.01	1.58%	$ 7.92
Class C	Actual	$ 1,000.00	$ 859.90	2.28%	$ 10.54
	Hypothetical[2]	$ 1,000.00	$ 1,013.53	2.28%	$ 11.41
Institutional Class Shares	Actual[3]	$ 1,000.00	$ 1,048.60	1.28%	$ 2.08
	Hypothetical[2]	$ 1,000.00	$ 1,018.50	1.28%	$ 6.42
Spirit of America Large Cap Value Fund
Class A	Actual	$ 1,000.00	$ 956.10	1.52%	$ 7.39
	Hypothetical[2]	$ 1,000.00	$ 1,017.30	1.52%	$ 7.62
Class C	Actual	$ 1,000.00	$ 953.10	2.22%	$ 10.78
	Hypothetical[2]	$ 1,000.00	$ 1,013.82	2.22%	$ 11.12
Institutional Class Shares	Actual[3]	$ 1,000.00	$ 1,101.70	1.22%	$ 2.03
	Hypothetical[2]	$ 1,000.00	$ 1,018.80	1.22%	$ 6.12
Spirit of America Municipal Tax Free Bond Fund
Class A	Actual	$ 1,000.00	$ 1,015.80	0.90%	$ 4.51
	Hypothetical[2]	$ 1,000.00	$ 1,020.39	0.90%	$ 4.52
Class C	Actual	$ 1,000.00	$ 1,011.60	1.75%	$ 8.75
	Hypothetical[2]	$ 1,000.00	$ 1,016.16	1.75%	$ 8.77
Institutional Class Shares	Actual[3]	$ 1,000.00	$ 1,022.90	0.75%	$ 1.20
	Hypothetical[2]	$ 1,000.00	$ 1,021.13	0.75%	$ 3.77
Spirit of America Income Fund
Class A	Actual	$ 1,000.00	$ 993.00	1.10%	$ 5.45
	Hypothetical[2]	$ 1,000.00	$ 1,019.39	1.10%	$ 5.52
Class C	Actual	$ 1,000.00	$ 988.60	1.85%	$ 9.15
	Hypothetical[2]	$ 1,000.00	$ 1,015.66	1.85%	$ 9.27
Institutional Class Shares	Actual[3]	$ 1,000.00	$ 1,028.90	0.85%	$ 1.37
	Hypothetical[2]	$ 1,000.00	$ 1,020.64	0.85%	$ 4.27
Spirit of America Income & Opportunity Fund
Class A	Actual	$ 1,000.00	$ 1,009.30	1.25%	$ 6.24
	Hypothetical[2]	$ 1,000.00	$ 1,018.65	1.25%	$ 6.27
Class C	Actual	$ 1,000.00	$ 1,005.90	2.00%	$ 9.97
	Hypothetical[2]	$ 1,000.00	$ 1,014.92	2.00%	$ 10.02
Institutional Class Shares	Actual[3]	$ 1,000.00	$ 1,058.00	1.00%	$ 1.63
	Hypothetical[2]	$ 1,000.00	$ 1,019.89	1.00%	$ 5.02

[1]

Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2020 to June 30, 2020. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

[2]	Assumes a 5% annual return before expenses.
[3]

Actual expenses are equal to the Institutional Class annualized expense ratios, multiplied by the average account value over the period, multiplied by 58/366 (to reflect the period since commencement of operations on May 1, 2020).

76	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 13, 2020, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met telephonically (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), and Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) (each a “Fund”; collectively, the “Funds”). The Directors noted that the Meeting was held telephonically in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of travel concerns related to the COVID-19 pandemic and acknowledged that all actions that required a vote of the Directors at an in-person meeting, including the approval of the Advisory Agreement, would be ratified at the Board’s next in-person meeting, as required by the SEC’s relief. At the Meeting, after determining that the Adviser’s compensation continues to be fair and reasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of the Funds’ shareholders and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent a questionnaire to the Adviser seeking certain relevant information, and the Directors received for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional information and materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire and the responses provided by the Adviser; (ii) comparative information on the investment performance of the Funds, relevant indices and Morningstar category peer funds in the form of reports generated by the Funds’ administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports generated by the Funds’ administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports generated by the Funds’ administrator; (v) the allocation of the Funds’ brokerage commissions, (vi) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics as well as the structure and responsibilities of the Adviser’s compliance departments; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Form ADV of the Adviser; and (ix) a memorandum from Independent Counsel regarding the responsibilities of the Independent Directors related to the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and the financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

●	The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waivers of fees and reimbursements of expenses at various times by the Adviser with respect to certain Funds under the Operating Expenses Agreement;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

77

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

●

The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing and to its affiliate of distributing the Funds, and the methodology in allocating expenses to the management of the Funds.

At the Meeting, Independent Counsel also referred to the “Gartenberg Memorandum” which had been distributed to each Director in advance of the Meeting, outlining the legal standards applicable to the Independent Directors under the 1940 Act with respect to the approval of the continuation of the Advisory Agreement on behalf of each of the Funds. Independent Counsel explained that the Board must consider (1) the nature, extent and quality of services to be provided by the Adviser to the Funds; (2) the investment performance of each Fund independently; (3) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with each Fund; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors; and (6) any other relevant considerations that the Board deems appropriate.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreement.

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, considered the nature, quality and extent of advisory, administrative and shareholder services provided by the Adviser, which included the following: determination and execution of investment decisions for each Fund; regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser in response to an increasingly regulated industry. The Board, including the Independent Directors, concluded that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to each Fund and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, considered the Funds’ short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups, and concluded that each Fund was delivering reasonable performance results, in particular over the long-term, and that each Funds’ results were consistent with the investment strategies followed by such Fund.

3. Costs of Services and Profits Realized by the Adviser.

a. The Board, including the Independent Directors, considered the information (as of March 31, 2020) provided by the Funds’ administrator, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for each Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Municipal Fund had a gross management fee of 0.60% as compared to the median in its peer group of 0.43%; and the performance for the 1-year period was 3.10% as compared to the median of its peer group of 3.03%. The Income Fund had a gross management fee of 0.60% as compared to the median in its peer group of 0.57%; the performance for the 1-year period was 0.18% as compared to the median of its peer group of 8.89%. The Real Estate Fund had a gross management fee of 0.97% as compared to the median in its peer group of 0.80%; and the performance for the 1-year period was -14.16% as compared to the median of its peer group of -18.58%. The Value Fund had a gross management fee of 0.97% as compared to the median in its peer group of 0.70%; and the performance for the 1-year period was -7.77% as compared to the median of its peer group of -9.12%. The Opportunity Fund had a gross management fee of 0.65% as compared to the median in its peer group of 0.60%; and the performance for the 1-year period was -3.33% as compared to the median of its peer group of -6.59%. The Board viewed favorably the current and historic willingness of the Adviser to limit the overall expense ratios of each Fund. Acknowledging that the gross management fees paid by the Funds’ were higher than certain of the comparable funds and higher than the medians in the Funds’ peer groups, the Board nevertheless noted that the fees were still close enough to the medians in each case and that several peer funds had higher fees. The Board noted that, although higher than the fees of certain other funds in their respective groups, the fees were not unreasonable.

78	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds through 2019. The Board observed that increased fixed costs, and in particular, legal and audit fees in response to increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes, and consequently, the overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. The Board also considered whether the amount of the Adviser’s profit is a fair profit for the management of the Funds and noted that the Adviser has devoted a large amount of its resources to the Funds over the years. The Adviser’s management indicated that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by its affiliate, David Lerner & Associates, Inc. (“DLA”) which may be attributed to the Adviser. The Board, including the Independent Directors, then determined that the Adviser’s profitability was at a fair and acceptable level, especially given the quality of the services being provided to the Funds, and that it bore a reasonable relationship to the services rendered.

4. Extent of Economies of Scale as the Funds Grow.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. Given the relatively small size of each Fund, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5. Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, considered the fact that the Adviser does not currently offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board, however, noted the enhancements in personnel and services provided to the Funds by the Adviser, without any fee increase. The Board confirmed that it would continue to review the concept of breakpoints in subsequent years as the Funds’ assets grow.

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, considered the Adviser’s Form ADV, asking the Adviser questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that these factors enable the Adviser to provide a high level of service to the Funds. The Board also reviewed the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b. The Board, including the Independent Directors, discussed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor, DLA. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board observed that the Adviser currently does not use soft dollars for research services), appeared to be reasonable, and in certain instances might benefit the Funds.

Conclusions. The Board, including the Independent Directors, considered the aforementioned factors and other factors collectively in light of the Funds’ surrounding circumstances and did not identify any factor as all-important or all-controlling. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement on a Fund-by-Fund basis and determined that the renewal of the Advisory Agreement was in the best interests of the shareholders of each Fund. The Independent Directors also determined that the fees charged to each Fund for the services provided were not unreasonable. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

79

The following notice does not constitute part of and is not
incorporated into the prospectus of the Funds.

PRIVACY NOTICE

Rev. 5/2018

FACTS

WHAT DO THE SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND, SPIRIT OF AMERICA LARGE CAP VALUE FUND, SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND, SPIRIT OF AMERICA INCOME FUND AND SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Spirit of America Investment Fund, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (516) 390-5565

80	SPIRIT OF AMERICA

What we do
Who is providing this notice?	Funds advised by Spirit of America Management Corp. A complete list is included below.
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal information?

We collect your personal information, typically through David Lerner Associates, Inc., (“DLA”) for example, when you

● open an account

● provide account information

● give DLA your contact information

● make a wire transfer

● tell DLA where to send the money

DLA may collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

● Our affiliates include: Spirit of America Management Corp; David Lerner Associates, Inc.; The Great Art Fund, LLC; and SRLA, Inc.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint Marketing	● The Funds do not jointly market.
List of funds providing this notice

Spirit of America Real Estate Income and Growth Fund
Spirit of America Large Cap Value Fund
Spirit of America Municipal Tax Free Bond Fund
Spirit of America Income Fund
Spirit of America Income & Opportunity Fund

81

Proxy Voting Information

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered
Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2020 Spirit of America

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/25/2020

By (Signature and Title	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	8/25/2020